AB Active ETFs, Inc.

AB International Growth ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 31.1%
Electronic Equipment, Instruments & Components – 1.3%
Halma PLC	1,005	$56,533

IT Services – 3.3%
Netcompany Group A/S(a) (b)	785	40,093
Shopify, Inc. - Class A(b)	223	26,923
Wix.com Ltd.(b)	1,121	78,986

		146,002

Semiconductors & Semiconductor Equipment – 19.8%
ASML Holding NV	159	231,548
BE Semiconductor Industries NV	574	128,361
SK hynix, Inc.	153	112,849
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,033	386,941

		859,699

Software – 4.7%
Constellation Software, Inc./Canada	36	66,535
Monday.com Ltd.(b)	562	40,824
SAP SE	484	97,696

		205,055

Technology Hardware, Storage & Peripherals – 2.0%
Topicus.com, Inc.(b)	1,242	85,365

		1,352,654

Industrials – 27.4%
Aerospace & Defense – 2.9%
Safran SA	310	124,446

Air Freight & Logistics – 1.5%
DSV A/S	115	29,722
Mainfreight Ltd.	970	37,455

		67,177

Building Products – 3.1%
Kingspan Group PLC	1,372	136,640

Electrical Equipment – 2.4%
Schneider Electric SE	315	102,910

Ground Transportation – 2.6%
Canadian Pacific Kansas City Ltd.	1,304	114,199

Industrial Conglomerates – 1.1%
Lifco AB - Class B	1,371	48,898

Machinery – 5.4%
RENK Group AG	632	42,481
Trelleborg AB - Class B	1,121	49,176
Weir Group PLC (The)	3,007	142,386

		234,043

Company	Shares	U.S. $ Value

Passenger Airlines – 1.8%
Ryanair Holdings PLC	2,370	$76,728

Professional Services – 1.2%
Experian PLC	1,340	50,192

Trading Companies & Distributors – 5.4%
AddTech AB - Class B	1,338	49,619
Beijer Ref AB - Class B	7,360	115,548
Diploma PLC	922	70,347

		235,514

		1,190,747

Consumer Discretionary – 16.6%
Broadline Retail – 4.4%
MercadoLibre, Inc.(b)	39	68,546
Sea Ltd. (ADR)(b)	1,116	121,030

		189,576

Hotels, Restaurants & Leisure – 6.8%
Atour Lifestyle Holdings Ltd. (ADR)	1,920	75,398
DPC Dash Ltd. - Class H(b)	6,800	55,637
InterContinental Hotels Group PLC	605	83,188
Yum China Holdings, Inc.	1,488	81,706

		295,929

Leisure Products – 2.5%
H World Group Ltd. (ADR)	2,027	111,079

Textiles, Apparel & Luxury Goods – 2.9%
ANTA Sports Products Ltd. - Class H	5,000	54,365
LVMH Moet Hennessy Louis Vuitton SE	112	71,951

		126,316

		722,900

Financials – 11.4%
Banks – 5.0%
HDFC Bank Ltd. (ADR)	2,110	67,204
NU Holdings Ltd./Cayman Islands - Class A(b)	3,483	52,175
Standard Chartered PLC	3,930	96,797

		216,176

Capital Markets – 5.2%
3i Group PLC	3,781	168,869
Futu Holdings Ltd. (ADR)(b)	394	58,643

		227,512

Financial Services – 1.2%
Adyen NV(b)	43	50,506

		494,194

Communication Services – 5.3%
Interactive Media & Services – 4.1%
Tencent Holdings Ltd. - Class H	2,690	178,138

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.2%
Tencent Music Entertainment Group (ADR)	3,539	$51,669

		229,807

Health Care – 4.4%
Health Care Equipment & Supplies – 3.3%
Ambu A/S - Class B	7,316	91,912
Straumann Holding AG (REG)	428	51,535

		143,447

Pharmaceuticals – 1.1%
Novo Nordisk A/S - Class B	1,218	45,791

		189,238

Materials – 1.6%
Chemicals – 1.6%
IMCD NV	730	70,159

Consumer Staples – 1.2%
Beverages – 1.2%
Budweiser Brewing Co. APAC Ltd. - Class H(a)	52,100	51,886

Total Common Stocks (cost $4,406,375)		4,301,585

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $41,591)	41,591	41,591

Total Investments – 99.9% (cost $4,447,966)(f)		4,343,176
Other assets less liabilities – 0.1%		3,185

Net Assets – 100.0%		$4,346,361

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $91,979 or 2.1% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $510,030 and gross unrealized depreciation of investments was $(614,820), resulting in net unrealized depreciation of $(104,790).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN*

February 28, 2026 (unaudited)

15.2%	China
14.2%	United Kingdom
11.1%	Netherlands
8.9%	Taiwan
6.7%	Canada
6.1%	Sweden
4.8%	Denmark
4.5%	France
4.5%	United States
3.2%	Germany
3.1%	Ireland
2.8%	Singapore
2.8%	Brazil
11.1%	Other
1.0%	Short-Term Investments

100.0%

*

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following: Hong Kong, India, Israel, Italy, New Zealand, South Korea and Switzerland.

AB Active ETFs, Inc.

AB International Growth ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$4,301,585	$—	$—	$4,301,585
Short-Term Investments	41,591	—	—	41,591

Total Investments in Securities	4,343,176	—	—	4,343,176
Other Financial Instruments(b):	—	—	—	—

Total	$4,343,176	$—	$—	$4,343,176

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$19	$227	$204	$42	$0